UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam VT Diversified Income Fund

The fund's portfolio
9/30/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (75.1%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.5%)

Government National Mortgage Association Pass-Through Certificates 4.50%, TBA, 10/1/46			$1,000,000	$1,079,531

				1,079,531
U.S. Government Agency Mortgage Obligations (74.6%)

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 11/1/46			3,000,000	3,379,253
5.50%, TBA, 10/1/46			3,000,000	3,381,128
4.50%, TBA, 11/1/46			1,000,000	1,094,023
4.50%, TBA, 10/1/46			2,000,000	2,190,312
4.00%, TBA, 11/1/46			1,000,000	1,072,617
4.00%, TBA, 10/1/46			1,000,000	1,073,906
3.50%, TBA, 11/1/46			42,000,000	44,272,267
3.50%, TBA, 10/1/46			42,000,000	44,323,125
3.00%, TBA, 10/1/46			6,000,000	6,237,187
2.50%, TBA, 11/1/46			25,000,000	25,191,405
2.50%, TBA, 10/1/46			30,000,000	30,281,250

				162,496,473

Total U.S. government and agency mortgage obligations (cost $163,390,120)				$163,576,004

MORTGAGE-BACKED SECURITIES (48.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (15.1%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 23.683%, 4/15/37			$43,346	$73,150
IFB Ser. 2979, Class AS, 22.351%, 3/15/34			3,096	3,261
IFB Ser. 3072, Class SM, 21.874%, 11/15/35			117,066	185,486
IFB Ser. 3249, Class PS, 20.545%, 12/15/36			86,983	135,184
IFB Ser. 3065, Class DC, 18.287%, 3/15/35			259,486	392,856
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			1,788,136	278,234
Ser. 4000, Class PI, IO, 4.50%, 1/15/42			874,266	127,118
Ser. 4024, Class PI, IO, 4.50%, 12/15/41			2,056,643	289,750
Ser. 4546, Class TI, 4.00%, 12/15/45			1,532,691	159,017
Ser. 4462, IO, 4.00%, 4/15/45			1,060,686	161,670
Ser. 4425, IO, 4.00%, 1/15/45			3,600,850	385,255
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			2,835,111	414,635
Ser. 4604, Class QI, IO, 3.50%, 7/15/46			4,213,568	522,398
Ser. 4580, Class ID, IO, 3.50%, 8/15/45			4,183,088	398,701
Ser. 4122, Class CI, IO, 3.50%, 10/15/42			2,955,765	348,233
Ser. 4105, Class HI, IO, 3.50%, 7/15/41			1,399,268	172,953
Ser. 304, Class C37, IO, 3.50%, 12/15/27			1,779,537	173,760
Ser. 4210, Class PI, IO, 3.00%, 12/15/41			2,099,168	151,616
FRB Ser. 57, Class 1AX, IO, 0.376%, 7/25/43			1,267,146	13,623
Ser. 3300, PO, zero %, 2/15/37			31,045	27,929
Ser. 3326, Class WF, zero %, 10/15/35			854	704

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 36.748%, 7/25/36			53,118	107,862
IFB Ser. 06-8, Class HP, 22.641%, 3/25/36			175,027	301,401
IFB Ser. 07-53, Class SP, 22.274%, 6/25/37			112,670	179,423
IFB Ser. 08-24, Class SP, 21.357%, 2/25/38			131,015	187,862
IFB Ser. 05-122, Class SE, 21.262%, 11/25/35			154,876	231,322
IFB Ser. 05-83, Class QP, 16.028%, 11/25/34			124,004	164,153
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			2,363,781	546,797
Ser. 374, Class 6, IO, 5.50%, 8/25/36			193,739	40,759
IFB Ser. 13-103, Class SK, IO, 5.395%, 10/25/43			1,498,200	378,627
Ser. 12-132, Class PI, IO, 5.00%, 10/25/42			4,491,241	687,443
Ser. 378, Class 19, IO, 5.00%, 6/25/35			620,786	99,849
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42			580,422	114,081
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40			3,483,956	386,691
Ser. 409, Class 81, IO, 4.50%, 11/25/40			2,614,889	359,388
Ser. 409, Class 82, IO, 4.50%, 11/25/40			1,742,033	237,788
Ser. 366, Class 22, IO, 4.50%, 10/25/35			152,521	6,748
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44			2,118,987	210,394
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43			1,801,326	270,974
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43			1,707,052	231,052
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41			731,311	73,971
Ser. 409, Class C16, IO, 4.00%, 11/25/40			2,026,689	255,043
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			2,246,719	198,694
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			2,526,028	218,249
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			2,557,912	176,317
FRB Ser. 03-W10, Class 1, IO, 0.624%, 6/25/43			378,952	4,826
Ser. 99-51, Class N, PO, zero %, 9/17/29			10,330	9,067

Federal National Mortgage Association Grantor Trust Ser. 00-T6, IO, 0.72%, 3/30/30			1,098,670	23,347

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.618%, 9/20/43			1,255,837	206,673
IFB Ser. 13-99, Class VS, IO, 5.57%, 7/16/43			821,426	142,082
IFB Ser. 14-119, Class SA, IO, 5.068%, 8/20/44			3,226,720	504,175
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44			1,124,327	177,037
Ser. 14-76, IO, 5.00%, 5/20/44			1,360,924	235,043
Ser. 15-187, Class KI, IO, 5.00%, 6/20/43			2,560,715	258,543
Ser. 13-22, Class OI, IO, 5.00%, 1/20/43			2,342,009	412,137
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			1,426,758	251,228
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43			939,969	160,894
Ser. 12-146, IO, 5.00%, 12/20/42			2,193,395	373,645
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40			795,995	55,247
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			583,302	21,745
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40			628,015	43,970
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			762,731	136,781
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			1,106,195	183,518
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			4,948,124	874,858
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			2,828,956	490,541
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39			968,010	151,024
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46			1,418,508	280,155
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43			2,203,104	374,528
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43			3,285,470	518,868
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43			1,409,362	141,369
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			474,378	57,461
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			202,200	20,986
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			2,218,242	328,655
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			2,301,186	348,114
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40			2,330,372	346,421
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			1,123,083	171,774
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			972,014	199,380
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39			490,791	41,428
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39			2,170,256	159,557
Ser. 10-98, Class PI, IO, 4.50%, 10/20/37			330,794	7,741
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45			6,608,145	894,677
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45			3,882,140	565,536
Ser. 15-40, IO, 4.00%, 3/20/45			3,142,118	620,345
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44			2,166,979	323,270
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			1,355,451	186,307
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			2,292,068	327,405
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41			5,741,794	671,736
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46			2,317,362	364,292
Ser. 15-95, Class PI, IO, 3.50%, 7/20/45			3,302,030	268,290
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			2,816,825	235,909
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43			1,842,626	110,948
Ser. 13-76, IO, 3.50%, 5/20/43			4,184,536	424,354
Ser. 13-28, IO, 3.50%, 2/20/43			1,417,718	151,020
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43			2,008,746	198,685
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			3,076,337	303,296
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			2,114,312	208,704
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42			2,011,815	341,807
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42			2,186,725	389,897
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38			2,829,809	322,717
Ser. 16-H17, Class KI, IO, 2.466%, 7/20/66			1,946,087	263,971
Ser. 15-H24, Class AI, IO, 2.395%, 9/20/65			4,109,582	523,561
Ser. 16-H09, Class BI, IO, 2.212%, 4/20/66			5,427,829	683,695
Ser. 16-H16, Class EI, IO, 2.166%, 6/20/66			2,784,444	368,939
Ser. 16-H03, Class DI, IO, 2.04%, 12/20/65			3,931,559	409,511
Ser. 16-H03, Class AI, IO, 2.026%, 1/20/66			3,253,343	403,864
Ser. 16-H02, Class HI, IO, 1.847%, 1/20/66			4,618,375	525,571
Ser. 16-H10, Class AI, IO, 1.845%, 4/20/66			6,569,151	637,865
Ser. 15-H25, Class EI, IO, 1.828%, 10/20/65			4,030,050	435,245
FRB Ser. 15-H08, Class CI, IO, 1.771%, 3/20/65			2,168,324	222,429
Ser. 16-H06, Class DI, IO, 1.728%, 7/20/65			6,154,931	689,352
Ser. 15-H23, Class BI, IO, 1.705%, 9/20/65			4,478,730	460,413
Ser. 16-H14, IO, 1.65%, 6/20/66			2,651,451	250,032
Ser. 13-H08, Class CI, IO, 1.65%, 2/20/63			5,428,647	398,463
Ser. 16-H06, Class CI, IO, 1.609%, 2/20/66			6,731,493	618,624
Ser. 15-H25, Class AI, IO, 1.594%, 9/20/65			6,748,744	637,081
Ser. 14-H21, Class BI, IO, 1.523%, 10/20/64			4,103,114	320,043
Ser. 15-H26, Class CI, IO, 0.622%, 8/20/65			11,744,795	286,573
Ser. 06-36, Class OD, PO, zero %, 7/16/36			2,822	2,472

				32,840,138
Commercial mortgage-backed securities (20.7%)

Banc of America Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.695%, 7/10/46			851,831	839,610

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.497%, 2/10/51			26,824,836	75,453

Banc of America Merrill Lynch Commercial Mortgage, Inc. Ser. 05-6, Class G, 5.147s, 9/10/47			828,539	811,969

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45			848,000	784,400
FRB Ser. 06-PW11, Class AJ, 5.565%, 3/11/39			779,000	778,513
Ser. 05-PWR7, Class B, 5.214%, 2/11/41			842,725	837,669
Ser. 05-PWR9, Class C, 5.055%, 9/11/42			499,000	500,547

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.565%, 3/11/39			673,000	642,446

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.32%, 11/15/44			578,000	560,922
FRB Ser. 07-CD5, Class XS, IO, 0.271%, 11/15/44			19,300,492	14,578

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.885%, 12/15/47			326,000	331,694
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47			822,000	753,610

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.066%, 3/10/47			313,000	266,722
FRB Ser. 12-GC8, Class D, 5.039%, 9/10/45			606,000	575,336
FRB Ser. 14-GC21, Class D, 4.996%, 5/10/47			487,000	406,889

COBALT CMBS Commercial Mortgage Trust
FRB Ser. 07-C3, Class AJ, 5.954%, 5/15/46			949,000	935,348
Ser. 07-C2, Class AJFX, 5.568%, 4/15/47			229,000	229,000

COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3, Class F, 4.75%, 10/15/45			700,000	544,541

COMM Mortgage Trust Ser. 06-C8, Class AJ, 5.377%, 12/10/46			1,718,000	1,648,765

COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class D, 5.337%, 10/10/46			220,000	211,750
FRB Ser. 14-CR18, Class D, 4.895%, 7/15/47			500,000	406,950
Ser. 13-LC13, Class E, 3.719%, 8/10/46			566,000	446,551
Ser. 14-CR18, Class E, 3.60%, 7/15/47			493,000	303,181

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.822%, 12/15/39			8,142,195	43,968

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)			503,966	226,785

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.943%, 4/15/50			682,000	580,553

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.487%, 3/10/44			439,740	432,704

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41			98,400	98,705

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.557%, 2/10/46			699,000	648,812
FRB Ser. 05-GG4, Class XC, IO, 0.825%, 7/10/39			3,109,419	4,664

GS Mortgage Securities Trust 144A
FRB Ser. 14-GC18, Class D, 5.11%, 1/10/47			1,359,000	1,153,923
Ser. 11-GC3, Class E, 5.00%, 3/10/44			528,000	530,576
FRB Ser. 14-GC26, Class D, 4.661%, 11/10/47			665,000	534,953
FRB Ser. 13-GC13, Class D, 4.201%, 7/10/46			548,000	490,252

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.974%, 2/15/47			844,000	733,605
FRB Ser. C14, Class D, 4.715%, 8/15/46			289,000	276,634
FRB Ser. 14-C18, Class E, 4.474%, 2/15/47			381,000	278,244
FRB Ser. 13-C12, Class E, 4.221%, 7/15/45			138,000	105,142
Ser. 14-C25, Class E, 3.332%, 11/15/47			656,000	380,791

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.285%, 2/12/51			612,500	611,888
FRB Ser. 06-LDP6, Class B, 5.844%, 4/15/43			63,758	63,758
Ser. 06-LDP8, Class B, 5.52s, 5/15/45			308,000	311,043
FRB Ser. 05-LDP2, Class E, 4.981%, 7/15/42			357,000	356,429

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.385%, 2/12/51			449,000	360,008
FRB Ser. 07-CB20, Class C, 6.385%, 2/12/51			1,004,000	883,520
FRB Ser. 11-C3, Class E, 5.801%, 2/15/46			321,000	332,203
FRB Ser. 11-C3, Class F, 5.801%, 2/15/46			401,000	413,912
FRB Ser. 12-C6, Class E, 5.364%, 5/15/45			383,000	368,906
FRB Ser. 13-C13, Class D, 4.189%, 1/15/46			329,000	307,107
Ser. 13-C13, Class E, 3.986%, 1/15/46			818,000	667,979
Ser. 13-C10, Class E, 3.50%, 12/15/47			833,000	610,006
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46			558,000	416,212
FRB Ser. 07-CB20, Class X1, IO, 0.453%, 2/12/51			37,339,719	86,703

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31			259,256	263,562
Ser. 98-C4, Class J, 5.60%, 10/15/35			379,000	390,560

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.758%, 3/15/39			406,000	398,388
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39			824,000	421,674

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.40%, 4/20/48			413,000	364,249

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.472%, 2/12/51			269,000	276,962

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.866%, 12/15/49			740,373	45,829

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485%, 7/12/46			301,174	297,349

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C14, Class D, 4.992%, 2/15/47			755,000	675,423
Ser. 14-C17, Class D, 4.854%, 8/15/47			747,000	621,561
FRB Ser. 12-C6, Class F, 4.812%, 11/15/45			512,000	440,371
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45			800,000	626,960
Ser. 14-C15, Class F, 4.00%, 4/15/47			440,000	288,413
Ser. 14-C17, Class E, 3.50%, 8/15/47			602,000	356,037
Ser. 15-C24, Class D, 3.257%, 5/15/48			383,000	253,324
Ser. 14-C19, Class D, 3.25%, 12/15/47			550,000	422,997

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842%, 7/12/44			1,638,000	1,635,147
FRB Ser. 06-HQ8, Class D, 5.591%, 3/12/44(F)			513,000	379,920
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(F)			986,000	591,419
Ser. 07-HQ11, Class B, 5.538%, 2/12/44			556,000	539,320
Ser. 06-HQ10, Class B, 5.448%, 11/12/41			385,000	381,611

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F, 6.477%, 1/11/43			302,000	301,879

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39			443,172	404,350

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/18 (Cayman Islands)			158,000	28,440

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			519,312	38,948

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.315%, 6/15/45			2,148,000	1,613,578
Ser. 07-C30, Class AJ, 5.413%, 12/15/43(F)			394,000	391,943
FRB Ser. 07-C34, IO, 0.449%, 5/15/46			11,243,430	22,487

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 10/15/45			479,000	415,054
FRB Ser. 13-LC12, Class D, 4.432%, 7/15/46			393,000	361,801

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-C17, Class D, 5.295%, 12/15/46			432,000	419,342
FRB Ser. 13-C16, Class D, 5.149%, 9/15/46			174,000	167,371
FRB Ser. 14-C19, Class E, 5.136%, 3/15/47			1,128,000	799,979
Ser. 12-C6, Class E, 5.00%, 4/15/45			525,000	433,388
Ser. 11-C4, Class F, 5.00%, 6/15/44			1,270,000	1,159,637
FRB Ser. 13-UBS1, Class E, 4.782%, 3/15/46			555,000	461,041
FRB Ser. 13-C15, Class D, 4.629%, 8/15/46			464,000	424,258
Ser. 12-C7, Class F, 4.50%, 6/15/45			2,626,000	2,253,633
Ser. 14-C19, Class D, 4.234%, 3/15/47			629,000	513,496

				45,098,130
Residential mortgage-backed securities (non-agency) (12.9%)

BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 2.608%, 11/27/36			595,443	387,038
FRB Ser. 15-RR5, Class 2A3, 1.559%, 1/26/46			580,000	433,538
FRB Ser. 12-RR5, Class 4A8, 0.694%, 6/26/35			196,775	183,201

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.45%, 4/25/34			314,195	310,968

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 5.356%, 9/25/34			33,576	20,242

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 4.825%, 7/25/25 (Bermuda)(F)			387,000	392,926

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.217%, 6/25/46			810,321	720,051
FRB Ser. 05-38, Class A1, 2.007%, 9/25/35			287,985	267,404
FRB Ser. 06-OA7, Class 1A2, 1.447%, 6/25/46			666,724	531,412
FRB Ser. 05-38, Class A3, 0.875%, 9/25/35			810,198	717,077
FRB Ser. 05-59, Class 1A1, 0.862%, 11/20/35			606,117	515,703
FRB Ser. 06-OC2, Class 2A3, 0.815%, 2/25/36			118,469	85,890
FRB Ser. 07-OH1, Class A1D, 0.735%, 4/25/47			238,420	179,401
FRB Ser. 06-OA10, Class 4A1, 0.715%, 8/25/46			2,646,368	1,917,955

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class B, 13.275%, 9/25/28			249,942	298,168
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B, 12.025%, 1/25/25			1,284,052	1,469,612
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B, 11.025%, 10/25/28			250,000	276,204
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, 11.025%, 5/25/28			361,757	397,443
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 10.525%, 7/25/28			785,924	842,405
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 9.875%, 4/25/28			602,961	631,019
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 8.075%, 12/25/27			561,903	569,041
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, 6.875%, 9/25/28			395,000	443,284
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 5.675%, 11/25/28			590,000	629,780
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, 5.175%, 10/25/28			250,000	262,634

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, 13.275%, 10/25/28			260,000	321,557
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 12.775%, 9/25/28			880,000	1,078,524
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.275%, 10/25/28			500,000	587,513
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.275%, 8/25/28			590,000	705,877
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, 11.275%, 1/25/29			362,000	395,236
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, 10.775%, 1/25/29			120,000	130,595
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.425%, 10/25/28			1,970,000	2,153,296
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.225%, 4/25/28			2,136,000	2,309,519
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.075%, 4/25/28			210,000	226,399
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.525%, 7/25/25			2,195,000	2,333,920
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.525%, 7/25/25			380,000	409,241
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, 4.775%, 1/25/29			440,000	451,220
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.525%, 5/25/25			88,000	91,973
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.525%, 5/25/25			120,000	124,636

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, 0.705%, 5/25/36(F)			801,769	398,239

MortgageIT Trust FRB Ser. 05-3, Class M2, 1.055%, 8/25/35			254,156	223,097

Nomura Resecuritization Trust 144A FRB Ser. 15-4R, Class 1A14, 0.637%, 3/26/47			475,000	269,610

Residential Accredit Loans, Inc. FRB Ser. 06-QO10, Class A1, 0.684%, 1/25/37			711,649	600,123

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 0.705%, 1/25/37			605,602	508,264

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.732%, 9/25/35			160,998	156,569
FRB Ser. 05-AR19, Class A1C3, 1.025%, 12/25/45			873,614	765,635
FRB Ser. 05-AR19, Class A1C4, 0.925%, 12/25/45			563,646	485,581
FRB Ser. 05-AR17, Class A1B3, 0.875%, 12/25/45			1,009,940	852,786

				28,061,806

Total mortgage-backed securities (cost $109,892,798)				$106,000,074

CORPORATE BONDS AND NOTES (33.5%)(a)
			Principal amount	Value

Basic materials (3.1%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$133,000	$134,330

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			14,000	15,033

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)			138,000	166,980

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			86,000	93,525

ArcelorMittal SA sr. unsec. unsub. notes 8.00%, 10/15/39 (France)			26,000	28,080

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			202,000	218,160

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9.75%, 10/15/23			82,000	96,350

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			72,000	72,000

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			150,000	152,250

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			324,000	371,790

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)			219,000	251,057

Cemex SAB de CV 144A company guaranty sr. notes 6.50%, 12/10/19 (Mexico)			205,000	217,300

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			165,000	160,875

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			97,000	91,544

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			270,000	276,075

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			75,000	76,500

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			135,000	121,163

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 2/15/20 (Canada)			26,000	24,050

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6.75%, 2/1/22			80,000	82,200

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23			131,000	135,749

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			13,000	11,830

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			240,000	274,188

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9.50%, 10/1/20 (Canada)			190,000	190,475

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22			112,000	116,480

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			147,000	153,248

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			120,000	132,000

Louisiana-Pacific Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			100,000	100,000

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			149,000	157,754

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			90,000	92,250

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			130,000	137,839

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			345,000	366,563

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			15,000	16,650

Perstorp Holding AB 144A company guaranty sr. notes 8.75%, 5/15/17 (Sweden)			215,000	214,463

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22			40,000	42,500

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			216,000	231,660

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.50%, 12/1/20			35,000	40,031

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.25%, 4/1/23			170,000	181,050

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/22			54,000	56,700

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25			45,000	48,263

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			109,000	128,620

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			135,000	142,088

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			50,000	52,375

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			25,000	25,938

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.125%, 10/1/21			30,000	31,163

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			147,000	123,848

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			55,000	57,063

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			120,000	123,600

USG Corp. 144A company guaranty sr. unsec. notes 5.875%, 11/1/21			130,000	136,013

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			73,000	78,293

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			70,000	62,300

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			207,000	225,113

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			165,000	174,075

				6,709,444
Capital goods (2.0%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8.25%, 10/1/20			370,000	388,500

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			251,000	284,258

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.375%, 9/15/24			120,000	119,400

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22			100,000	100,500

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			245,000	260,313

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			125,000	128,750

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			87,000	88,305

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			60,000	63,300

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			105,000	108,675

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			247,000	275,405

Cortes NP Acquisition Corp. 144A sr. unsec. notes 9.25%, 10/15/24			60,000	60,000

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			100,000	111,875

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7.75%, 12/15/20 (Luxembourg)			94,000	97,995

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			195,000	184,763

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			215,000	222,525

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			204,000	233,580

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			223,000	220,213

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			166,000	171,603

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			85,000	88,931

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			269,000	283,123

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			127,000	136,208

Terex Corp. company guaranty sr. unsec. notes 6.00%, 5/15/21			49,000	50,103

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			285,000	309,938

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7.50%, 7/15/21			50,000	53,000

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			215,000	225,750

				4,267,013
Communication services (3.7%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)			200,000	204,750

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			200,000	213,250

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			66,000	69,135

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			35,000	36,575

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			93,000	96,953

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			220,000	234,300

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			44,000	46,640

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			84,000	87,675

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			145,000	150,800

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			50,000	52,875

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			189,000	188,529

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			148,000	148,000

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			265,000	251,750

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			146,000	154,395

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			235,000	270,838

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			200,000	176,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			127,000	125,413

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			90,000	93,938

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			60,000	63,600

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			136,000	146,710

Frontier Communications Corp. sr. unsec. notes 6.25%, 9/15/21			20,000	19,225

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			60,000	56,025

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			158,000	119,290

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			8,460	8,481

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			26,000	8,710

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			50,000	16,875

Level 3 Communications, Inc. sr. unsec. unsub. notes 5.75%, 12/1/22			60,000	62,700

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/21			65,000	67,438

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 1/15/24			65,000	67,722

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 8/15/22			130,000	135,850

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			36,000	37,721

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			400,000	407,000

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			200,000	198,500

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			182,000	170,853

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			363,000	400,661

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			418,000	420,613

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			175,000	175,656

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			218,000	233,533

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			135,000	146,813

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.25%, 4/1/21			258,000	269,610

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			240,000	253,800

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)		EUR	365,000	451,111

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5.625%, 4/15/23 (Germany)		EUR	83,200	98,929

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5.75%, 1/15/23 (Germany)		EUR	88,290	104,907

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			$201,000	209,543

Virgin Media Secured Finance PLC 144A sr. notes 6.00%, 4/15/21 (United Kingdom)		GBP	261,000	350,406

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			$239,000	233,025

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			149,000	156,834

Wind Acquisition Finance SA 144A company guaranty sr. notes 4.00%, 7/15/20 (Luxembourg)		EUR	125,000	142,525

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			$263,000	238,673

				8,075,155
Consumer cyclicals (5.1%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			115,000	119,025

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			95,000	95,950

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			150,000	156,938

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			193,000	175,630

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			97,000	53,835

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			109,000	117,993

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			250,000	258,750

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			125,000	126,288

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			140,000	153,825

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			80,000	85,600

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21			120,000	124,200

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			67,000	68,675

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			65,000	65,325

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			162,000	160,178

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			395,000	411,294

Dakota Merger Sub, Inc. 144A sr. notes 7.75%, 9/1/23			195,000	195,244

Dakota Merger Sub, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			80,000	78,400

Dollar Tree, Inc. company guaranty sr. unsec. unsub. notes 5.75%, 3/1/23			60,000	64,575

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			175,000	185,719

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5.25%, 4/15/23 (Italy)			200,000	205,750

General Motors Co. sr. unsec. unsub. notes 6.75%, 4/1/46			33,000	41,371

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			180,000	193,950

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			65,000	69,875

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	335,000	267,474

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			$90,000	92,363

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24			25,000	25,500

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21			157,000	165,046

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			166,000	131,348

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21			105,000	109,594

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			68,000	74,120

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			29,000	29,069

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			115,000	112,125

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			246,000	283,823

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			105,000	117,338

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			70,000	72,888

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			94,000	98,700

Lear Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			22,000	23,815

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			45,000	48,319

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			73,000	75,373

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/22			73,000	76,468

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			65,000	68,575

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			237,000	236,259

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20			210,000	235,200

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			30,000	31,950

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			175,000	196,656

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			76,000	75,620

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			125,000	116,250

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			196,000	153,860

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			100,000	83,500

Nexstar Escrow Corp. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			130,000	130,325

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			253,000	264,385

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			125,000	131,250

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			83,000	86,320

Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24			125,000	132,739

Penn National Gaming, Inc. sr. unsec. sub. notes 5.875%, 11/1/21			200,000	206,500

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			200,000	207,500

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			48,000	47,880

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			109,000	109,545

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			155,000	162,750

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25			115,000	115,719

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			153,000	155,486

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			165,000	169,538

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			145,000	148,988

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			461,000	425,273

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			45,000	34,650

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			145,000	153,338

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			313,000	320,043

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			105,000	111,563

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 1/15/21			261,000	269,483

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			95,000	102,600

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			15,000	16,238

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			30,000	32,100

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			201,000	207,030

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.125%, 2/15/21			20,000	21,000

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			169,000	169,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			300,000	309,750

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			70,000	71,925

Tempur Sealy International, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26			70,000	72,100

Thomas Cook Finance PLC 144A company guaranty sr. unsec. bonds 6.75%, 6/15/21 (United Kingdom)		EUR	235,000	269,322

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			$160,000	161,900

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/21			52,000	53,820

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			87,000	87,870

				11,167,553
Consumer staples (1.5%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			340,000	356,150

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			70,000	72,800

AMN Healthcare, Inc. 144A company guaranty sr. unsec. notes 5.125%, 10/1/24			40,000	40,400

Ashtead Capital, Inc. 144A company guaranty notes 6.50%, 7/15/22			250,000	262,813

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24			200,000	210,750

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			113,000	98,593

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			104,000	103,610

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			375,000	396,563

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6.00%, 5/1/22			115,000	132,106

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			135,000	143,438

JBS USA Lux SA/JBS USA Finance, Inc. 144A sr. unsec. notes 8.25%, 2/1/20 (Brazil)			83,000	85,594

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			115,000	121,613

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			115,000	120,175

Landry's Holdings II, Inc. 144A sr. unsec. notes 10.25%, 1/1/18			38,000	38,806

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			80,000	81,400

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			80,000	82,400

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			145,000	150,075

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			290,000	295,800

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/1/24			62,000	64,015

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			218,000	235,259

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9.75%, 2/1/19(PIK)			38,362	19,948

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22			85,000	96,581

				3,208,889
Energy (7.2%)

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			70,000	71,313

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			94,000	94,705

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			150,000	151,688

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6.00%, 10/1/22			95,000	88,113

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			96,000	78,240

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			18,000	14,783

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			289,000	192,185

CHC Helicopter SA company guaranty sr. notes 9.25%, 10/15/20 (Canada) (In default)(NON)			90,000	43,650

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			153,000	155,104

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			207,000	213,728

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22			28,000	29,050

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			95,000	86,925

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			32,000	23,840

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			63,000	65,993

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			342,000	242,820

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9.25%, 4/23/19 (Russia)			217,000	249,550

Halcon Resources Corp. 144A company guaranty notes 8.625%, 2/1/20			45,000	45,113

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			80,000	94,872

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			133,000	136,824

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6.75%, 3/1/21 (In default)(NON)			26,000	7,020

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			167,000	172,636

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			105,000	101,850

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12.00%, 12/15/20 (In default)(NON)			386,000	187,210

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. notes 10.375%, 2/15/17 (Canada)(F)			104,000	6

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656%, 6/7/22 (Russia)			430,000	492,572

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			100,000	103,000

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			95,000	95,238

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			110,000	105,050

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			155,000	148,413

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)			200,000	215,529

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			285,000	298,921

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			710,000	784,550

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.375%, 5/23/21 (Brazil)			472,000	514,480

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.875%, 1/20/40 (Brazil)			52,000	45,890

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			1,607,000	1,562,808

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4.875%, 3/17/20 (Brazil)			605,000	606,513

Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela)			688,000	288,891

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			1,065,000	439,419

Petroleos de Venezuela SA sr. unsec. notes 5.125%, 10/28/16 (Venezuela)			2,106,000	2,042,764

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			760,000	319,124

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.625%, 6/15/35 (Mexico)			380,000	386,783

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			475,000	414,343

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,875,000	1,818,375

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			76,000	69,160

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			26,000	23,920

Sabine Pass Liquefaction, LLC sr. notes 6.25%, 3/15/22			100,000	109,375

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24			230,000	247,538

Sabine Pass Liquefaction, LLC sr. notes 5.625%, 4/15/23			100,000	106,750

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			100,000	102,500

Samson Investment Co. company guaranty sr. unsec. notes 9.75%, 2/15/20 (In default)(NON)			535,000	21,400

SandRidge Energy, Inc. 144A company guaranty notes 8.75%, 6/1/20 (In default)(NON)			149,000	53,640

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			170,000	181,263

Seventy Seven Energy, Inc. sr. unsec. notes 6.50%, 7/15/22(F)			20,000	2

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			107,000	109,408

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			81,000	76,140

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			43,000	43,430

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			180,000	180,000

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			80,000	80,500

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			40,000	40,050

Tervita Corp. 144A company guaranty sr. notes 9.00%, 11/15/18 (Canada)		CAD	50,000	36,206

Tervita Corp. 144A sr. notes 8.00%, 11/15/18 (Canada)			$60,000	59,400

Tervita Corp. 144A sr. unsec. notes 10.875%, 2/15/18 (Canada) (In default)(NON)			45,000	5,850

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)			30,000	6,600

Whiting Petroleum Corp. company guaranty sr. unsec. sub. notes 6.50%, 10/1/18			100,000	98,500

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 7/15/22			165,000	171,309

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4.875%, 5/15/23			249,000	251,801

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			39,000	41,925

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			164,000	173,430

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			172,000	171,678

				15,691,656
Financials (4.6%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			150,000	146,250

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			313,000	385,773

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			85,000	88,931

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			72,000	96,354

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			50,000	52,063

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			80,000	86,650

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919%, perpetual maturity (Spain)			39,000	38,903

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			75,000	80,385

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23			99,000	104,278

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19			70,000	71,488

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			125,000	132,500

CIT Group, Inc. sr. unsec. unsub. notes 5.375%, 5/15/20			175,000	187,031

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			325,000	345,313

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			174,000	172,695

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			134,000	134,670

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			100,000	63,000

Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31			250,000	297,500

E*Trade Financial Corp. sr. unsec. unsub. notes 5.375%, 11/15/22			115,000	122,585

E*Trade Financial Corp. sr. unsec. unsub. notes 4.625%, 9/15/23			150,000	155,250

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			80,000	79,900

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15%, 11/15/66			78,000	34,905

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			53,000	51,675

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			220,000	224,400

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			195,000	187,200

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			10,000	9,974

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			125,000	139,266

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20			100,000	101,620

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			270,000	264,600

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			94,000	98,818

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			116,000	122,090

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			245,000	247,144

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)			200,000	186,252

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			200,000	183,500

Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%, 5/28/24 (United Kingdom)			105,000	105,111

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 7.75%, 5/29/18 (Russia)			900,000	963,223

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)			250,000	275,625

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.00%, 6/1/20			230,000	235,463

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			101,000	103,146

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			25,000	18,625

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			131,000	136,240

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152%, perpetual maturity (Jersey)		EUR	200,000	241,012

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21			$198,000	200,970

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			255,000	281,312

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			1,548,000	1,640,991

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			700,000	747,250

VTB Bank PJSC via VTB Eurasia, Ltd. 144A unsec. sub. FRN 9.50%, perpetual maturity (Russia)			300,000	320,625

				9,962,556
Health care (2.6%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6.125%, 3/15/21			225,000	232,313

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5.125%, 7/1/22			85,000	84,150

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			176,000	168,080

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			155,000	168,175

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21			50,000	53,000

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			135,000	139,388

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			153,000	131,580

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			120,000	76,800

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 5/15/22			245,000	216,213

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			212,000	224,190

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			158,000	140,225

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			200,000	182,500

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			156,000	159,510

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			130,000	138,125

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			497,000	551,670

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			74,000	84,915

HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25			50,000	51,625

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			150,000	156,000

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21			61,000	66,033

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			132,000	125,070

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5.25%, 12/1/23			60,000	63,075

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			105,000	108,413

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			135,000	141,912

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			203,000	211,120

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			478,000	506,680

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			90,000	93,600

Tenet Healthcare Corp. company guaranty sr. bonds 4.375%, 10/1/21			117,000	116,415

Tenet Healthcare Corp. company guaranty sr. FRN 4.35%, 6/15/20			155,000	155,791

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			342,000	365,940

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20			35,000	35,525

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			164,000	173,430

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.375%, 10/15/20			122,000	114,375

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			150,000	129,188

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			167,000	144,038

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			80,000	68,400

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			114,000	105,450

				5,682,914
Technology (1.5%)

Avaya, Inc. 144A company guaranty notes 10.50%, 3/1/21			74,000	16,280

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19			463,000	341,463

Black Knight InfoServ, LLC/Black Knight Lending Solutions, Inc. company guaranty sr. unsec. notes 5.75%, 4/15/23			157,000	165,439

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			190,000	202,588

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company gauranty sr. unsec. notes 7.125%, 6/15/24			187,000	205,672

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			30,000	35,921

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			170,000	182,148

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			180,000	190,350

First Data Corp. 144A notes 5.75%, 1/15/24			170,000	174,675

First Data Corp. 144A sr. notes 5.375%, 8/15/23			150,000	154,500

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			200,000	194,000

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			188,000	190,350

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			51,000	53,550

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			210,000	224,175

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			65,000	68,575

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			181,000	184,620

NXP BV/NXP Funding, LLC 144A Company guaranty sr. unsec. notes 4.625%, 6/1/23 (Netherlands)			200,000	218,750

Techem Energy Metering Service GmbH & Co. KG 144A company guaranty sr. unsec. sub. notes 7.875%, 10/1/20 (Germany)		EUR	230,000	269,041

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22			$213,000	230,839

				3,302,936
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			190,000	183,825

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			332,000	335,320

				519,145
Utilities and power (2.0%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			390,000	401,700

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			85,000	85,850

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			180,000	206,550

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26			50,000	55,061

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			335,000	330,813

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			50,000	52,375

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			40,000	42,250

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			290,000	316,012

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			20,000	19,750

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			358,000	366,950

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			10,000	9,820

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8.625%, 1/15/22			345,000	426,249

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11.75%, 3/1/22 (In default)(NON)			134,882	165,905

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20			221,000	242,548

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20			195,000	145,275

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/1/20			180,000	186,525

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22			45,000	46,800

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			179,000	187,055

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27			148,000	145,040

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/26			80,000	81,400

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22			85,000	89,713

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22			175,000	192,968

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23			155,000	160,020

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			69,000	69,465

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			199,000	200,493

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11.50%, 10/1/20 (In default)(NON)			119,000	36,295

				4,262,882

Total corporate bonds and notes (cost $73,157,323)				$72,850,143

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.7%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)			$435,000	$461,281

Argentina (Republic of) 144A sr. unsec. notes 7.50%, 4/22/26 (Argentina)			1,192,000	1,342,589

Brazil (Federal Republic of) sr. unsec. unsub. notes 10.00%, 1/1/17 (Brazil) (units)		BRL	2,500	781,139

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%, 3/16/24 (Argentina)			$430,000	480,563

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			2,075,000	2,407,000

Costa Rica (Republic of) 144A sr. unsec. unsub. notes 7.00%, 4/4/44 (Costa Rica)			200,000	213,500

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.375%, 3/24/21 (Croatia)			360,000	405,072

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.00%, 1/26/24 (Croatia)			400,000	460,000

Egypt (Government of) 144A sr. unsec. notes 5.875%, 6/11/25 (Egypt)			355,000	337,364

Hellenic (Republic of) sr. unsec. notes 3.375%, 7/17/17 (Greece)		EUR	243,000	266,619

Hellenic (Republic of) sr. unsec. unsub. bonds 4.75%, 4/17/19 (Greece)		EUR	2,737,000	2,794,203

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, 3.00%, 2/24/40 (Greece)		EUR	208,000	135,201

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, 3.00%, 2/24/39 (Greece)		EUR	161,000	104,739

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/38 (Greece)(STP)		EUR	952,543	619,627

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)		EUR	59,000	38,931

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)		EUR	207,000	143,196

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)		EUR	584,933	417,649

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)		EUR	1,108,267	806,965

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)		EUR	1,020,533	765,828

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)		EUR	46,000	35,325

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)		EUR	264,000	208,292

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)		EUR	2,185,753	1,741,050

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)		EUR	1,021,192	859,128

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			$300,000	335,250

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)			575,000	752,531

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			300,000	380,250

Mexico (Republic of) sr. unsec. notes 5.75%, 10/12/10 (Mexico)			220,000	233,600

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)			235,000	253,217

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			354,000	637,200

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			200,000	231,000

Ukraine (Government of) 144A unsec. FRN Ser. GDP, zero %, 5/31/40 (Ukraine)			361,000	115,466

Ukraine (Government of) 144A unsec. notes 7.75%, 9/1/27 (Ukraine)			176,000	165,475

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)			265,000	120,244

Total foreign government and agency bonds and notes (cost $18,997,175)				$19,049,494

SENIOR LOANS (1.9%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5.00%, 7/2/22			$214,522	$209,517

Asurion, LLC bank term loan FRN 8.50%, 3/3/21			140,000	138,915

Avaya, Inc. bank term loan FRN Ser. B6, 6.50%, 3/31/18			140,056	105,830

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20			215,531	158,079

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17			264,788	288,950

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			329,038	324,411

Cortes NP Acquistion Corp. bank term loan FRN Ser. B, 6.00%, 9/29/23			45,000	43,650

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20			33,983	34,026

DPx Holdings BV bank term loan FRN Ser. B, 4.25%, 3/11/21			122,188	121,984

EP Energy, LLC bank term loan FRN 9.75%, 6/30/21			35,000	34,300

First Data Corp. bank term loan FRN 4.522%, 3/24/21			102,511	103,070

Gates Global, LLC/Gates Global Co. bank term loan FRN 4.25%, 7/6/21			79,916	78,632

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			223,049	186,804

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.274%, 1/30/19			319,000	244,168

Jeld-Wen, Inc. bank term loan FRN 5.25%, 10/15/21			138,589	139,326

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4.75%, 7/1/22			94,050	94,520

Navistar, Inc. bank term loan FRN Ser. B, 6.50%, 8/7/20			148,875	148,922

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			173,828	160,295

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4.75%, 6/30/21			78,200	76,538

Petco Animal Supplies, Inc. bank term loan FRN Ser. B1, 5.00%, 1/26/23			129,350	130,374

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.25%, 9/7/23			160,000	160,343

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4.25%, 2/5/23			120,000	120,314

ROC Finance, LLC bank term loan FRN 5.00%, 6/20/19			530,666	518,726

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21			54,964	50,934

Talbots, Inc. (The) bank term loan FRN 5.50%, 3/19/20			108,167	105,463

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.998%, 10/10/17			499,637	144,973

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.998%, 10/10/17			5,128	1,488

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 5.25%, 8/5/20			115,805	115,724

Total senior loans (cost $4,577,165)				$4,040,276

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		$3,749,700	$5,700

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		3,749,700	1,050

Goldman Sachs International

1.515/3 month USD-LIBOR-BBA/Nov-26	Nov-16/1.515		19,152,400	208,378

(1.9975)/3 month USD-LIBOR-BBA/Dec-46	Dec-16/1.9975		9,589,500	135,596

1.023/3 month USD-LIBOR-BBA/Nov-18	Nov-16/1.023		38,357,800	53,317

JPMorgan Chase Bank N.A.

(1.639)/3 month USD-LIBOR-BBA/Nov-26	Nov-16/1.639		16,519,000	64,754

Total purchased swap options outstanding (cost $1,024,856)				$468,795

COMMON STOCKS (0.1%)(a)
			Shares	Value

Halcon Resources Corp.(NON)			11,413	$107,054

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			12,972	130

Milagro Oil & Gas, Inc. (Units)(F)			98	61,823

Prairie Provident Resources, Inc. (Canada)(NON)			6,056	4,062

Seventy Seven Energy, Inc.(NON)			31	584

Tribune Media Co. Class 1C(F)			55,356	13,839

Total common stocks (cost $252,798)				$187,492

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3.00%, 11/15/16(R)			$125,000	$125,938

Navistar International Corp. cv. sr. unsec. sub. bonds 4.50%, 10/15/18			64,000	60,560

Total convertible bonds and notes (cost $177,599)				$186,498

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			6,980	$177,362

Total preferred stocks (cost $175,813)				$177,362

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Oct-16/$103.77		$50,000,000	$132,000

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Oct-16/100.97		3,000,000	5,550

Total purchased options outstanding (cost $169,375)				$137,550

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	3,100	$7,099

Seventy Seven Energy, Inc.	8/1/21	23.82	172	404

Total warrants (cost $688)				$7,503

SHORT-TERM INVESTMENTS (7.5%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.51%(AFF)		Shares	10,636,095	$10,636,095

State Street Institutional Liquid Reserves Fund Trust Class 0.34%(P)		Shares	130,000	130,000

U.S. Treasury Bills 0.286%, 12/1/16(SEGCCS)			$266,000	265,921

U.S. Treasury Bills 0.294%, 11/25/16(SEGSF)(SEGCCS)			569,000	568,861

U.S. Treasury Bills 0.253%, 11/17/16(SEG)(SEGSF)(SEGCCS)			503,000	502,890

U.S. Treasury Bills 0.290%, 11/10/16(SEG)(SEGSF)(SEGCCS)			4,170,000	4,169,133

U.S. Treasury Bills 0.236%, 10/20/16(SEGSF)(SEGCCS)			106,000	105,993

Total short-term investments (cost $16,378,219)				$16,378,893

TOTAL INVESTMENTS

Total investments (cost $388,193,929)(b)				$383,060,084

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $133,498,594) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/19/16	$834,900	$778,046	$56,854
	British Pound	Sell	12/21/16	970,827	993,871	23,044
	Canadian Dollar	Buy	10/19/16	525,620	532,828	(7,208)
	Canadian Dollar	Sell	10/19/16	525,620	526,375	755
	Euro	Buy	12/21/16	1,088,175	1,084,327	3,848
	Hong Kong Dollar	Sell	11/16/16	1,145,560	1,145,673	113
	Japanese Yen	Buy	11/16/16	877,948	883,083	(5,135)
	Mexican Peso	Buy	10/19/16	1,056,116	1,098,265	(42,149)
	Mexican Peso	Sell	10/19/16	1,056,116	1,091,091	34,975
	New Zealand Dollar	Sell	10/19/16	157,474	176,624	19,150
	Norwegian Krone	Sell	12/21/16	796,271	777,024	(19,247)
	Swedish Krona	Sell	12/21/16	963,901	971,196	7,295
Barclays Bank PLC
	Australian Dollar	Buy	10/19/16	644,232	621,853	22,379
	British Pound	Sell	12/21/16	921,234	942,150	20,916
	Canadian Dollar	Buy	10/19/16	2,351,684	2,378,813	(27,129)
	Canadian Dollar	Sell	10/19/16	2,351,684	2,369,067	17,383
	Euro	Sell	12/21/16	245,775	239,159	(6,616)
	Japanese Yen	Sell	11/16/16	1,222,498	1,200,443	(22,055)
	New Zealand Dollar	Buy	10/19/16	595,404	594,233	1,171
	New Zealand Dollar	Sell	10/19/16	595,404	582,517	(12,887)
	Swiss Franc	Buy	12/21/16	215,743	213,175	2,568
Citibank, N.A.
	Australian Dollar	Buy	10/19/16	1,162,449	1,128,528	33,921
	Brazilian Real	Sell	1/3/17	762,353	760,734	(1,619)
	British Pound	Sell	12/21/16	321,445	328,672	7,227
	Canadian Dollar	Buy	10/19/16	1,987,981	1,992,156	(4,175)
	Canadian Dollar	Sell	10/19/16	1,987,981	2,015,544	27,563
	Euro	Buy	12/21/16	930,224	927,997	2,227
	Mexican Peso	Buy	10/19/16	81,010	84,624	(3,614)
	New Zealand Dollar	Buy	10/19/16	700,630	685,396	15,234
	New Zealand Dollar	Sell	10/19/16	700,630	700,389	(241)
	South African Rand	Buy	10/19/16	1,163,095	1,063,006	100,089
	South African Rand	Sell	10/19/16	1,163,095	1,125,948	(37,147)
	Swedish Krona	Sell	12/21/16	1,095,185	1,094,172	(1,013)
Credit Suisse International
	Australian Dollar	Buy	10/19/16	1,114,017	1,087,971	26,046
	Australian Dollar	Sell	10/19/16	1,114,017	1,115,794	1,777
	Canadian Dollar	Buy	10/19/16	1,880,570	1,883,745	(3,175)
	Canadian Dollar	Sell	10/19/16	1,880,570	1,906,311	25,741
	Euro	Buy	12/21/16	164,376	163,954	422
	Hong Kong Dollar	Sell	11/16/16	925,402	925,560	158
	Japanese Yen	Sell	11/16/16	1,148,556	1,140,250	(8,306)
	New Zealand Dollar	Buy	10/19/16	3,298,592	3,227,334	71,258
	New Zealand Dollar	Sell	10/19/16	3,298,592	3,249,156	(49,436)
	Swedish Krona	Sell	12/21/16	1,960,126	1,950,382	(9,744)
Deutsche Bank AG
	Australian Dollar	Buy	10/4/16	1,163,255	1,155,058	8,197
	Australian Dollar	Sell	10/4/16	1,163,255	1,143,886	(19,369)
	Euro	Buy	10/4/16	306,225	306,928	(703)
	Euro	Sell	10/4/16	306,225	305,026	(1,199)
	Japanese Yen	Buy	10/4/16	1,084,652	1,100,493	(15,841)
	Japanese Yen	Sell	10/4/16	1,084,652	1,090,096	5,444
Goldman Sachs International
	Australian Dollar	Buy	10/19/16	992,745	965,381	27,364
	British Pound	Sell	12/21/16	1,653,313	1,688,437	35,124
	Canadian Dollar	Buy	10/19/16	2,177,341	2,188,201	(10,860)
	Canadian Dollar	Sell	10/19/16	2,177,341	2,185,938	8,597
	Euro	Buy	12/21/16	574,641	560,500	14,141
	Indian Rupee	Buy	11/16/16	1,084,009	1,083,548	461
	Indonesian Rupiah	Buy	11/16/16	1,114,665	1,104,646	10,019
	Japanese Yen	Sell	11/16/16	1,350,780	1,336,597	(14,183)
	Mexican Peso	Buy	10/19/16	1,060,317	1,115,715	(55,398)
	Mexican Peso	Sell	10/19/16	1,060,317	1,090,564	30,247
	New Zealand Dollar	Buy	10/19/16	3,720,439	3,643,360	77,079
	New Zealand Dollar	Sell	10/19/16	3,720,439	3,667,340	(53,099)
	Russian Ruble	Buy	12/21/16	1,110,262	1,063,828	46,434
	South African Rand	Buy	10/19/16	1,210,684	1,102,721	107,963
	South African Rand	Sell	10/19/16	1,210,684	1,146,041	(64,643)
	Swedish Krona	Sell	12/21/16	1,095,185	1,093,432	(1,753)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/19/16	60,215	55,800	4,415
	Canadian Dollar	Buy	10/19/16	1,094,845	1,102,419	(7,574)
	Canadian Dollar	Sell	10/19/16	1,094,845	1,107,042	12,197
	Euro	Sell	12/21/16	3,522,250	3,495,136	(27,114)
	Hong Kong Dollar	Sell	11/16/16	1,144,077	1,144,269	192
	New Zealand Dollar	Buy	10/19/16	1,091,841	1,091,606	235
	New Zealand Dollar	Sell	10/19/16	1,091,841	1,080,117	(11,724)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/19/16	1,604,766	1,571,685	33,081
	British Pound	Sell	12/21/16	1,248,132	1,278,461	30,329
	Canadian Dollar	Buy	10/19/16	2,715,463	2,719,666	(4,203)
	Canadian Dollar	Sell	10/19/16	2,715,463	2,725,086	9,623
	Euro	Buy	12/21/16	839,581	848,436	(8,855)
	Hong Kong Dollar	Sell	11/16/16	1,169,396	1,169,638	242
	Indian Rupee	Buy	11/16/16	1,096,011	1,086,744	9,267
	Indonesian Rupiah	Buy	11/16/16	1,103,436	1,077,822	25,614
	Indonesian Rupiah	Sell	11/16/16	1,089,754	1,102,641	12,887
	Japanese Yen	Sell	11/16/16	586,726	582,644	(4,082)
	New Zealand Dollar	Buy	10/19/16	3,022,866	2,967,653	55,213
	Norwegian Krone	Sell	12/21/16	416,071	408,875	(7,196)
	Russian Ruble	Buy	12/21/16	1,097,171	1,050,702	46,469
	Swedish Krona	Sell	12/21/16	4,702,956	4,698,188	(4,768)
	Swiss Franc	Sell	12/21/16	27,925	27,757	(168)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/19/16	1,322,818	1,292,429	30,389
	Australian Dollar	Sell	10/19/16	1,322,818	1,285,852	(36,966)
	British Pound	Sell	12/21/16	855,412	875,587	20,175
	Canadian Dollar	Buy	10/19/16	3,474,430	3,482,518	(8,088)
	Canadian Dollar	Sell	10/19/16	3,474,430	3,522,719	48,289
	Euro	Buy	12/21/16	654,235	651,588	2,647
	Japanese Yen	Buy	11/16/16	53,936	49,192	4,744
	New Zealand Dollar	Buy	10/19/16	1,473,084	1,471,608	1,476
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/19/16	324,564	324,324	240
	Canadian Dollar	Buy	10/19/16	870,647	917,623	(46,976)
	Japanese Yen	Sell	11/16/16	1,087,551	1,080,159	(7,392)
UBS AG
	Australian Dollar	Buy	10/19/16	657,086	614,847	42,239
	British Pound	Sell	12/21/16	865,279	886,445	21,166
	Canadian Dollar	Buy	10/19/16	1,084,554	1,104,366	(19,812)
	Canadian Dollar	Sell	10/19/16	1,084,554	1,096,964	12,410
	Japanese Yen	Sell	11/16/16	35,031	35,002	(29)
	New Zealand Dollar	Buy	10/19/16	1,100,646	1,077,391	23,255
	New Zealand Dollar	Sell	10/19/16	1,100,646	1,097,795	(2,851)
WestPac Banking Corp.
	Australian Dollar	Buy	10/19/16	1,582,730	1,545,364	37,366
	Canadian Dollar	Buy	10/19/16	378,874	379,469	(595)
	Canadian Dollar	Sell	10/19/16	378,874	383,809	4,935
	New Zealand Dollar	Buy	10/19/16	18,193	17,797	396
	New Zealand Dollar	Sell	10/19/16	18,193	18,187	(6)

Total						$686,332

FUTURES CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	16	$2,690,500	Dec-16	$(29,532)
U.S. Treasury Bond Ultra 30 yr (Long)	17	3,125,875	Dec-16	(55,143)
U.S. Treasury Note 10 yr (Short)	119	15,603,875	Dec-16	(33,706)
U.S. Treasury Note Ultra 10 yr (Long)	24	3,459,750	Dec-16	30,546

Total				$(87,835)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/16 (premiums $2,760,705) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	$3,749,700	$25,760
Goldman Sachs International

(0.6665)/3 month USD-LIBOR-BBA/Dec-17	Dec-16/0.6665	38,357,800	3,452
2.3975/3 month USD-LIBOR-BBA/Dec-46	Dec-16/2.3975	9,589,500	14,384
1.1665/3 month USD-LIBOR-BBA/Dec-17	Dec-16/1.1665	38,357,800	38,741
(1.15)/3 month USD-LIBOR-BBA/Nov-18	Nov-16/1.15	38,357,800	51,399
1.3875/3 month USD-LIBOR-BBA/Dec-21	Dec-16/1.3875	47,947,300	124,184
(1.385)/3 month USD-LIBOR-BBA/Nov-26	Nov-16/1.385	38,304,800	198,037
JPMorgan Chase Bank N.A.

(0.634)/3 month USD-LIBOR-BBA/Dec-17	Dec-16/0.634	38,357,800	2,685
1.134/3 month USD-LIBOR-BBA/Dec-17	Dec-16/1.134	38,357,800	43,728
(1.3385)/3 month USD-LIBOR-BBA/Nov-26	Nov-16/1.3385	16,519,000	71,032
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	8,886,000	676,935

Total			$1,250,337

WRITTEN OPTIONS OUTSTANDING at 9/30/16 (premiums $169,375) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Oct-16/$103.77	$50,000,000	$32,500
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Oct-16/100.97	3,000,000	6,120

Total			$38,620

TBA SALE COMMITMENTS OUTSTANDING at 9/30/16 (proceeds receivable $86,515,508) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 5.50%, 10/1/46	$3,000,000	10/13/16	$3,381,128
Federal National Mortgage Association, 4.50%, 10/1/46	2,000,000	10/13/16	2,190,312
Federal National Mortgage Association, 4.00%, 10/1/46	1,000,000	10/13/16	1,073,906
Federal National Mortgage Association, 3.50%, 10/1/46	42,000,000	10/13/16	44,323,125
Federal National Mortgage Association, 3.00%, 11/1/46	1,000,000	11/14/16	1,037,266
Federal National Mortgage Association, 3.00%, 10/1/46	6,000,000	10/13/16	6,237,187
Federal National Mortgage Association, 2.50%, 10/1/46	28,000,000	10/13/16	28,262,500

Total			$86,505,424

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.
MXN	32,807,000	$—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	$(25,079)
MXN	19,840,000	—	1/2/26	1 month MXN-TIIE-BANXICO	6.14%	(16,730)

Total		$—	$(41,809)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$25,233,200	(E)	$7,598	12/21/21	1.25%	3 month USD-LIBOR-BBA	$(41,253)
		2,220,000	(E)	(25)	9/13/26	1.295%	1 Day Interbank Offered Rate- ICE Benchmark Administration Fixing for US Dollar	5,570
		157,097,100	(E)	(263,451)	12/21/18	1.015%	3 month USD-LIBOR-BBA	(165,108)
		26,644,800	(E)	75,824	12/21/26	1.60%	3 month USD-LIBOR-BBA	(207,891)
		4,439,500	(E)	(6,879)	12/21/46	3 month USD-LIBOR-BBA	1.90%	95,798
		2,428,000		(32)	9/21/26	3 month USD-LIBOR-BBA	1.525%	14,782
		45,288,000	(E)	(114,632)	12/21/21	3 month USD-LIBOR-BBA	1.30%	83,822
		13,334,000	(E)	(7,927)	12/21/26	1.55%	3 month USD-LIBOR-BBA	(86,478)
		3,402,000	(E)	(87,723)	12/21/46	3 month USD-LIBOR-BBA	2.00%	75,183
		438,000		(6)	9/22/26	3 month USD-LIBOR-BBA	1.5365%	3,129
		1,103,000		(15)	9/26/26	1.486%	3 month USD-LIBOR-BBA	(2,466)
		17,758,000		(235)	9/27/26	3 month USD-LIBOR-BBA	1.467%	6,961
		2,220,000	(E)	(16)	9/27/26	1.353%	1 Day Interbank Offered Rate- ICE Benchmark Administration Fixing for US Dollar	(129)
		2,220,000	(E)	(16)	9/28/26	1.32%	1 Day Interbank Offered Rate- ICE Benchmark Administration Fixing for US Dollar	3,316
	AUD	20,000	(E)	(115)	12/28/21	1.86%	6 month AUD-BBR-BBSW	(91)
	AUD	1,942,000	(E)	(11,084)	12/28/26	2.20%	6 month AUD-BBR-BBSW	(23,614)
	CAD	2,521,000	(E)	(22)	9/8/26	3 month CAD-BA-CDOR	1.58%	414
	CAD	2,521,000	(E)	(22)	9/8/26	3 month CAD-BA-CDOR	1.6275%	4,736
	CAD	8,862,000	(E)	(2,349)	12/21/21	1.05%	3 month CAD-BA-CDOR	(28,673)
	CAD	6,359,000	(E)	16,141	12/21/26	1.45%	3 month CAD-BA-CDOR	(57,945)
	CHF	3,413,000	(E)	(3,999)	12/21/26	6 month CHF-LIBOR-BBA	0.18%	(36,805)
	CHF	7,758,000	(E)	5,617	12/21/21	6 month CHF-LIBOR-BBA	0.50%	(27,723)
	EUR	9,067,000	(E)	(7,294)	12/21/21	0.10%	6 month EUR-EURIBOR-REUTERS	9,399
	EUR	11,723,000	(E)	9,079	12/21/26	6 month EUR-EURIBOR-REUTERS	0.40%	137,937
	GBP	2,758,000	(E)	(41)	9/8/26	1.075%	6 month GBP-LIBOR-BBA	(1,321)
	GBP	9,977,000	(E)	63,426	12/21/21	0.65%	6 month GBP-LIBOR-BBA	(22,984)
	GBP	2,623,000	(E)	15,881	12/21/26	0.90%	6 month GBP-LIBOR-BBA	(15,971)
	NOK	26,885,000	(E)	6,012	12/21/26	1.55%	6 month NOK-NIBOR-NIBR	(13,597)
	NOK	77,536,000	(E)	3,906	12/21/21	1.25%	6 month NOK-NIBOR-NIBR	4,148
	NZD	14,543,000	(E)	61,485	12/21/21	2.30%	3 month NZD-BBR-FRA	(23,635)
	NZD	2,623,000	(E)	23,330	12/21/26	2.65%	3 month NZD-BBR-FRA	(10,119)
	SEK	39,124,000	(E)	16,438	12/21/21	0.10%	3 month SEK-STIBOR-SIDE	(11,263)
	SEK	13,356,000	(E)	(643)	12/21/26	3 month SEK-STIBOR-SIDE	0.80%	18,388

	Total			$(201,789)	$(313,483)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$682,750	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(4,887)
	166,499	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	224
	372,490	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	49
	429,341	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	578
	52,933	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	53
	199,737	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	435
	955,790	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,288
	811,039	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(94)
	493,649	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(172)
	583,669	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(2,777)
	351,222	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(1,671)
	445,639	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(2,120)
	594,669	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	599
	85,306	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	86
	1,225,354	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	5,831
	574,586	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,202
	931,656	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	7,058
	3,218,145	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,832)
	2,223,902	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,536
	13,201,814	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	34,914
	7,997,937	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,359)
EUR	2,664,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	(6,404)
EUR	1,332,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	(2,065)
EUR	1,895,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	(1,873)
Citibank, N.A.
	$787,986	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,084
	477,505	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,263
	1,233,122	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,261
Credit Suisse International
	517,901	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,370
	543,664	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(160)
	811,708	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(3,862)
	862,564	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,105
	950,348	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,523
	793,613	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(3,776)
	1,513,688	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(7,202)
	687,085	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(5,527)
	343,888	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,766)
	448,159	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,605)
	618,218	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(4,683)
	496,421	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,761)
	1,189,680	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(9,012)
	3,411,200	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(26,535)
	1,397,509	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,871)
	1,389,477	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(12,472)
	1,354,980	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,909
Deutsche Bank AG
	543,664	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(160)
Goldman Sachs International
	684,036	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	89
	246,675	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	249
	1,694,625	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,129)
	1,694,625	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,129)
	380,762	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(112)
	143,033	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(42)
	100,038	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	13
	1,089,600	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,604)
	262,424	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	34
	524,799	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	69
	265,852	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(78)
	521,621	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(154)
	318,982	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(94)
	24,465	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7)
	65,190	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(19)
	17,496	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	18
	334,551	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	337
	2,206,597	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(15,794)
	267,995	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	35
	1,907,459	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,653)
	291,490	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,132)
	1,261,607	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	6,004
	1,417,673	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(11,404)
	1,131,791	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(9,104)
	694,681	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(5,588)
	1,387,065	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,790)
	872,201	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	6,607
	2,496,064	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,416)
	982,943	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	6,015
	3,516,697	2,747	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	28,464
EUR	9,589,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(59,127)
EUR	3,166,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(19,525)
EUR	2,664,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	5,315
EUR	2,664,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	1,287
EUR	2,664,000	—	9/10/20	(0.7975%)	Eurostat Eurozone HICP excluding tobacco	(21,945)
EUR	1,502,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	(970)
JPMorgan Chase Bank N.A.
	$2,689,119	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,666)
	2,041,589	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(14,930)
	424,065	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,101)
	1,261,607	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	6,004
EUR	1,332,000	—	9/4/20	(0.8675%)	Eurostat Eurozone HICP excluding tobacco	(16,479)
EUR	1,332,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP excluding tobacco	(15,101)
EUR	1,607,000	—	1/27/21	(0.755%)	Eurostat Eurozone HICP excluding tobacco	(1,511)
EUR	1,322,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	(854)
JPMorgan Securities LLC
	$1,118,503	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,702)
	500,462	(938)	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,853

Total		$1,809	$(275,045)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$5,468	$80,000	5/11/63	300 bp	$(1,676)
	CMBX NA BBB- Index	BBB-/P	10,546	175,000	5/11/63	300 bp	(5,081)
	CMBX NA BBB- Index	BBB-/P	21,545	349,000	5/11/63	300 bp	(9,620)
	CMBX NA BBB- Index	BBB-/P	20,577	361,000	5/11/63	300 bp	(11,660)
	Credit Suisse International
	CMBX NA BB Index	—	(76,205)	543,000	1/17/47	(500 bp)	15,272
	CMBX NA BB Index	—	(42,255)	2,394,000	5/11/63	(500 bp)	377,094
	CMBX NA BB Index	—	(95,936)	586,000	1/17/47	(500 bp)	2,867
	CMBX NA BB Index	—	(1,136)	117,000	1/17/47	(500 bp)	18,575
	CMBX NA BBB- Index	BBB-/P	1,175	24,000	5/11/63	300 bp	(968)
	CMBX NA BBB- Index	BBB-/P	79,326	1,617,000	5/11/63	300 bp	(65,072)
	CMBX NA BBB- Index	BBB-/P	48,993	746,000	1/17/47	300 bp	(12,925)
	CMBX NA BBB- Index	BBB-/P	1,128,606	15,269,000	1/17/47	300 bp	(138,722)
	Goldman Sachs International
	CMBX NA BB Index	—	(114,473)	1,119,000	5/11/63	(500 bp)	81,539
	CMBX NA BB Index	—	(27,088)	179,000	1/17/47	(500 bp)	3,068
	CMBX NA BBB- Index	BBB-/P	11,031	228,000	5/11/63	300 bp	(9,330)
	CMBX NA BBB- Index	BBB-/P	11,359	229,000	5/11/63	300 bp	(9,091)
	CMBX NA BBB- Index	BBB-/P	11,164	229,000	5/11/63	300 bp	(9,286)
	CMBX NA BBB- Index	BBB-/P	12,206	234,000	5/11/63	300 bp	(8,691)
	CMBX NA BBB- Index	BBB-/P	45,050	572,000	1/17/47	300 bp	(2,426)
	CMBX NA BBB- Index	BBB-/P	105,318	1,511,000	1/17/47	300 bp	(20,095)
	CMBX NA BBB- Index	BBB-/P	227,880	3,083,000	1/17/47	300 bp	(28,009)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	BBB-/P	40,048	724,000	5/11/63	300 bp	(24,605)
	CMBX NA BBB- Index	BBB-/P	1,699	67,000	1/17/47	300 bp	(3,862)
	CMBX NA BBB- Index	BBB-/P	10,512	190,000	1/17/47	300 bp	(5,258)
	CMBX NA BBB- Index	BBB-/P	6,379	244,000	1/17/47	300 bp	(13,873)

	Total		$1,441,789	$118,165

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $217,738,164.
(b)	The aggregate identified cost on a tax basis is $392,809,999, resulting in gross unrealized appreciation and depreciation of $4,322,839 and $14,072,754, respectively, or net unrealized depreciation of $9,749,915.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$16,506,406	$56,969,369	$62,839,680	$39,990	$10,636,095
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $125,803,674 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	88.4%
	Greece	2.3
	Russia	1.6
	Argentina	1.2
	Brazil	1.2
	Venezuela	0.8
	Mexico	0.8
	Canada	0.8
	Indonesia	0.5
	Luxembourg	0.5
	Other	1.9

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $113,885 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,991,096 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,326,531 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$13,839
Energy	111,700	—	61,953
Total common stocks	111,700	—	75,792
Convertible bonds and notes	—	186,498	—
Corporate bonds and notes	—	72,850,135	8
Foreign government and agency bonds and notes	—	19,049,494	—
Mortgage-backed securities	—	104,791,896	1,208,178
Preferred stocks	177,362	—	—
Purchased options outstanding	—	137,550	—
Purchased swap options outstanding	—	468,795	—
Senior loans	—	4,040,276	—
U.S. government and agency mortgage obligations	—	163,576,004	—
Warrants	7,099	—	404
Short-term investments	10,766,095	5,612,798	—

Totals by level	$11,062,256	$370,713,446	$1,284,382

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$686,332	$—
Futures contracts	(87,835)	—	—
Written options outstanding	—	(38,620)	—
Written swap options outstanding	—	(1,250,337)	—
TBA sale commitments	—	(86,505,424)	—
Interest rate swap contracts	—	(153,503)	—
Total return swap contracts	—	(276,854)	—
Credit default contracts	—	(1,323,624)	—

Totals by level	$(87,835)	$(88,862,030)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of December 31, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of September 30, 2016
Common stocks*:
Consumer cyclicals	$13,838	$—	$—	$1	$—	$—	$—	$—	$13,839
Energy	260	—	—	42,506	61,530	(42,343)	—	—	61,953
Total common stocks	$14,098	—	—	42,507	61,530	(42,343)	—	—	$75,792
Corporate bonds and notes	$8	—	—	(2)	2	—	—	—	$8
Mortgage-backed securities	$5,569,890	(328,735)	(97,561)	(119,980)	975,492	(1,352,464)	226,785	(3,665,249)	$1,208,178
Warrants	$—	—	—	(284)	688	—	—	—	$404
Totals	$5,583,996	$(328,735)	$(97,561)	$(77,759)	$1,037,712	$(1,394,807)	$226,785	$(3,665,249)	$1,284,382

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value. Transfers out include valuations where a secondary pricing source was obtained for certain securities. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
# Includes $(3,167) related to Level 3 securities still held at period end.
Level 3 securities which are fair valued by Putnam Management, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$855,508	$2,179,132
Foreign exchange contracts	1,382,675	696,343
Equity contracts	7,503	—
Interest rate contracts	1,552,337	2,753,141

Total	$3,798,023	$5,628,616

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$81,000,000
Purchased swap option contracts (contract amount)		$285,800,000
Written TBA commitment option contracts (contract amount)		$147,000,000
Written swap option contracts (contract amount)		$432,700,000
Futures contracts (number of contracts)		200
Forward currency contracts (contract amount)		$225,500,000
OTC interest rate swap contracts (notional)		$6,700,000
Centrally cleared interest rate swap contracts (notional)		$824,600,000
OTC total return swap contracts (notional)		$130,700,000
OTC credit default contracts (notional)		$32,300,000
Warrants (number of warrants)		1,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Centrally cleared interest rate swap contracts§	—	—	1,586,096	—	—	—	—	—	—	—	—	—	—	—	—	—	1,586,096
	OTC Total return swap contracts*#	—	60,853	—	6,608	19,907	—	51,789	—	6,004	3,791	—	—	—	—	—	—	148,952
	OTC Credit default contracts*#	—	—	—	—	629,340	—	226,168	—	—	—	—	—	—	—	—	—	855,508
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	146,034	64,417	—	186,261	125,402	13,641	357,429	17,039	222,725	—	—	—	107,720	240	99,070	42,697	1,382,675
	Purchased swap options#	—	—	—	—	6,750	—	397,291	—	64,754	—	—	—	—	—	—	—	468,795
	Purchased options#	—	—	—	—	—	—	—	—	137,550	—	—	—	—	—	—	—	137,550

	Total Assets	$146,034	$125,270	$1,586,096	$192,869	$781,399	$13,641	$1,032,677	$17,039	$431,033	$3,791	$—	$—	$107,720	$240	$99,070	$42,697	$4,579,576

	Liabilities:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$41,809	$—	$—	$—	$—	$—	$—	$—	$41,809
	Centrally cleared interest rate swap contracts§	—	—	1,560,436	—	—	—		—	—	—	—	—	—	—	—	—	1,560,436
	OTC Total return swap contracts*#	—	30,254	—	—	94,232	160	220,816	—	71,642	8,702	—	—	—	—	—	—	425,806
	OTC Credit default contracts*#	86,173	—	—	—	1,475,787	—	510,936	—	—	106,236	—	—	—	—	—	—	2,179,132
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	30,019	—	—	—	—	—	30,019
	Forward currency contracts#	73,739	68,687	—	47,809	70,661	37,112	199,936	46,412	29,272	—	—	—	45,054	54,368	22,692	601	696,343
	Written swap options#	—	—	—	—	25,760	—	430,197	—	794,380	—	—	—	—	—	—	—	1,250,337
	Written options#	—	—	—	—	—	—	—	—	38,620	—	—	—	—	—	—	—	38,620

	Total Liabilities	$159,912	$98,941	$1,560,436	$47,809	$1,666,440	$37,272	$1,361,885	$46,412	$975,723	$114,938	$30,019	$—	$45,054	$54,368	$22,692	$601	$6,222,502

	Total Financial and Derivative Net Assets	$(13,878)	$26,329	$25,660	$145,060	$(885,041)	$(23,631)	$(329,208)	$(29,373)	$(544,690)	$(111,147)	$(30,019)	$—	$62,666	$(54,128)	$76,378	$42,096	$(1,642,926)
	Total collateral received (pledged)##†	$—	$—	$—	$130,000	$(885,041)	$—	$(329,208)	$—	$(544,690)	$(109,978)	$—	$—	$62,666	$(54,128)	$—	$—
	Net amount	$(13,878)	$26,329	$25,660	$15,060	$—	$(23,631)	$—	$(29,373)	$—	$(1,169)	$(30,019)	$—	$—	$—	$76,378	$42,096

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016